Basis of presentation and summary of significant accounting policies (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($)
Basis of presentation and summary of significant accounting policies (Details) [Line Items]
Common stock,par value (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Cash proceeds from trust account	$ 85,100
Increase allowance for doubtful accounts	400
Unbilled receivables	$ 1,799	$ 5,036
Average useful life	2 years
Software development costs	$ 1,100	1,000
Unamortized software cost	1,300	1,100
Amortization expense	100	$ 100	$ 200
Concentration risk percentage		10.00%
Net income/(loss) on foreign currency transactions	$ 300
Income tax percentage	50.00%
Payments for restructuring	$ 900
Accounts Receivable [Member]
Basis of presentation and summary of significant accounting policies (Details) [Line Items]
Number of customers	3
Concentration risk percentage	10.00%
Unbilled Receivables [Member]
Basis of presentation and summary of significant accounting policies (Details) [Line Items]
Number of customers	3	2
Concentration risk percentage	10.00%
Sales [Member]
Basis of presentation and summary of significant accounting policies (Details) [Line Items]
Number of customers	2	3	3
Concentration risk percentage	10.00%
Minimum [Member]
Basis of presentation and summary of significant accounting policies (Details) [Line Items]
Property and equipment useful life	2 years
Intangible assets useful life	2 years
Maximum [Member]
Basis of presentation and summary of significant accounting policies (Details) [Line Items]
Property and equipment useful life	7 years
Intangible assets useful life	10 years
Russia [Member]
Basis of presentation and summary of significant accounting policies (Details) [Line Items]
Cash in held	$ 700	$ 1,000
Ukraine[Member]
Basis of presentation and summary of significant accounting policies (Details) [Line Items]
Cash in held	$ 200	$ 100